Average Annual Total Returns - PGIM JENNISON RISING DIVIDEND FUND		Sep. 29, 2020	Sep. 28, 2020
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			31.46%
5 Years			11.69%
10 Years
Since Inception	[1]		12.20%
Class A
Average Annual Return:
1 Year		23.85%
5 Years		7.59%
10 Years
Since Inception		8.51%
Inception Date		Mar. 05, 2014
Class C
Average Annual Return:
1 Year		29.12%
5 Years		8.02%
10 Years
Since Inception		8.77%
Inception Date		Mar. 05, 2014
Class Z
Average Annual Return:
1 Year		31.34%
5 Years		9.10%
10 Years
Since Inception		9.85%
Inception Date		Mar. 05, 2014
Class Z | After Taxes on Distributions
Average Annual Return:
1 Year			30.14%
5 Years			8.15%
10 Years
Since Inception			8.98%
Inception Date			Mar. 05, 2014
Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year			19.38%
5 Years			7.03%
10 Years
Since Inception			7.71%
Inception Date			Mar. 05, 2014
Class R6
Average Annual Return:
1 Year		31.37%
5 Years
10 Years
Since Inception		11.94%
Inception Date		Sep. 27, 2017

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.